Lease obligations - Lease payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	$ 982,387
Interest component	260,153
Lease obligations	722,234
2021
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	142,096
Interest component	44,580
Lease obligations	97,516
2022
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	118,139
Interest component	40,075
Lease obligations	78,064
2023
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	110,354
Interest component	35,760
Lease obligations	74,594
2024
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	101,467
Interest component	31,622
Lease obligations	69,845
2025
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	90,875
Interest component	27,370
Lease obligations	63,505
Thereafter
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	419,456
Interest component	80,746
Lease obligations	$ 338,710